22 Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loss before tax	£ (23,470)	£ (10,923)	£ (12,400)
Total equity	6,718	19,558	16,924	£ 34,676
Foreign currency sensitivity analysis [member] | US Dollar
Disclosure of detailed information about financial instruments [line items]
Loss before tax	12	202
Total equity	12	202	142
Foreign currency sensitivity analysis [member] | Euro
Disclosure of detailed information about financial instruments [line items]
Loss before tax	(293)	54	168
Total equity	(293)	31	168
Foreign currency sensitivity analysis [member] | Other
Disclosure of detailed information about financial instruments [line items]
Loss before tax	(4)
Total equity	£ (4)	£ 1